151 Farmington Avenue     Josepha M. Summa
                                 Hartford, CT 06156        Contracts and
                                                             Prospectuses, TS41
                                                           (860)273-6715
                                                           Fax: (860)273-3004


February 14, 1997

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street,  N. W.
Washington, DC  20549

    RE: Aetna Life Insurance and Annuity Company Variable Annuity Account B--
                   File Nos. 33-34370, 811-02512; CIK 0000103005



Dear Sir or Madam:

Submitted for filing pursuant to Rule 497(e) under the Securities Act of 1933 is the final definitive version of a supplement to the May 1, 1996 Prospectus and Statement of Additional Information for the above referenced Registrant. This filing makes definitive the information contained in Post-effective Amendment No. 25 to the Registration Statement on Form N-4, filed with the Commission on February 12, 1997. The Prospectus and Statement of Additional Information have not changed since such filing; therefore, in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-6715.



Sincerely,

/s/Josepha M. Summa

Josepha M. Summa